Financial Risk Management Objectives and Policies - Schedule of Total Capital (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of detailed information about financial instruments [line items]
Equity	R$ 3,163,700	R$ 2,833,610	R$ 1,001,987	R$ (392,169)
Net debt	731,682	846,655
Total capital	3,895,382	3,680,265
Cash and cash equivalents [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	(1,169,136)	(762,319)
Short-term investments [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	(517,423)	(1,036,148)
Long-term investments [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	(1,287,781)	(835,957)
Restricted financial investments member
Disclosure of detailed information about financial instruments [line items]
Financial assets		(8,808)
Loans and financing [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	R$ 3,706,022	R$ 3,489,887